Inventories (Tables)	12 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Schedule of classification of inventories	Inventories consist of the following:

	March 31,
	2016	2015
Raw materials	$91,898	$107,848
Work in process	61,864	53,740
Finished goods	286,478	214,033
Net inventories	$440,240	$375,621